Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Income Tax Expense

	31 December	31 December	31 December
	2024	2023	2022
Current income tax expense	(3,302,541)	(986,192)	(1,248,214)
Deferred income tax expense	(1,563,492)	7,737,186	5,269,546
Total income tax expense	(4,866,033)	6,750,994	4,021,332

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

		Tax (expense) /
31 December 2024	Before tax	benefit	Net of tax
Foreign currency translation differences	(7,293,767)	-	(7,293,767)
Change in cash flow hedge reserve	(514,553)	122,397	(392,156)
Change in cost of hedging reserve	1,511,265	(377,816)	1,133,449
Fair value reserve	100,930	(25,233)	75,697
Hedges of net investments in foreign operations	1,632,047	(408,012)	1,224,035
Remeasurements of defined benefit plan	(176,940)	44,177	(132,763)
	(4,741,018)	(644,487)	(5,385,505)

		Tax (expense) /
31 December 2023	Before tax	benefit	Net of tax
Foreign currency translation differences	4,129,565	(708,985)	3,420,580
Change in cash flow hedge reserve	2,271,364	36,819	2,308,183
Change in cost of hedging reserve	(562,159)	395,647	(166,512)
Fair value reserve	215,993	(7,961)	208,032
Hedges of net investments in foreign operations	(3,382,331)	1,705,773	(1,676,558)
Remeasurements of defined benefit plan	(216,218)	219,713	3,495
	2,456,214	1,641,006	4,097,220

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(1,080,920)	(1,280,907)	(2,361,827)
Change in cash flow hedge reserve	3,301,693	(129,706)	3,171,987
Change in cost of hedging reserve	(3,133,985)	626,797	(2,507,188)
Fair value reserve	(176,141)	51,959	(124,182)
Hedges of net investments in foreign operations	(752,112)	635,461	(116,651)
Remeasurements of defined benefit plan	(2,634,730)	525,362	(2,109,368)
	(4,476,195)	428,966	(4,047,229)

Summary of Reconciliation of Effective Income Tax Expense

	31 December	31 December	31 December
	2024	2023	2022
Profit from continuing operations before income tax expense	15,952,932	8,499,116	4,694,072
Profit before income tax expense	15,952,932	8,499,116	4,694,072

Tax at the Turkiye’s tax rate	(3,988,233)	(2,124,779)	(1,079,637)
Difference in overseas tax rates	110,336	147,241	211,550
Effect of exemptions (*)	3,130,417	2,849,329	1,793,820
Effect of amounts which are not deductible and permanent differences	3,544,601	(909,418)	(633,510)
Change in unrecognized deferred tax assets (**)	(3,242,154)	308,452	(333,765)
Adjustments for current tax of prior years	(50,230)	120,388	23,038
Effect of increase in corporate tax rate in Turkiye	-	(1,540,146)	560,340
Tax effect of investment in associate and joint venture	546,025	(592,708)	(112,923)
Tax effect of Law No 7440 (***)	-	(407,988)	-
Inflation adjustments	(4,847,375)	8,895,367	3,597,035
Other	(69,420)	5,256	(4,616)
Total income tax expense	(4,866,033)	6,750,994	4,021,332
(*)	Effect of exemptions mainly consist of R&D discounts and exemptions due to capital investments.
(**)	Net deferred tax assets not reflected in the statement of financial position mainly consist of unused current period losses on which no deferred tax asset has been recognized.
(***)

In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.